Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities
Payroll-related liabilities	€ 13,744	€ 14,188	€ 12,786
Non-income tax payables	1,020	1,454	1,139
Accrued charges	705	956	927
Advances received	398	672	289
Other current liabilities	495	1,133	562
Total	€ 16,362	€ 18,403	€ 15,703